Financial risk management (Tables)	12 Months Ended
Jun. 30, 2025
Financial risk management
Schedule of forward foreign currency contracts outstanding at balance sheet date

	2025				2024
	Average				Average
	exchange	Foreign	Notional	Fair	exchange	Foreign	Notional	Fair
	rate	currency	value	value	rate	currency	value	value
		€’000	£’000	£’000		€’000	£’000	£’000
Buy Euro	1.111	(163,419)	(147,584)	(5,830)	1.104	(187,803)	(170,540)	(8,506)

Schedule of exposure to material foreign currency risk

	2025		2024
	Euro	US Dollar	Euro	US Dollar
	£’000	£’000	£’000	£’000
Contract assets – accrued revenue	1,205	469	2,322	1,113
Trade receivables	67,152	6,244	18,992	4,208
Cash and cash equivalents	24,415	22,611	16,009	8,576
Derivative financial assets	—	—	—	2,297
Trade and other payables	(319,649)	(432)	(202,836)	(460)
Borrowings	—	(476,948)	—	(516,604)
	(226,877)	(448,056)	(165,513)	(500,870)

Schedule of gross trade receivables analysed by due date and whether or not impaired

	2025	2024
	£’000	£’000
Neither past due nor impaired	157,747	49,537
Past due, not impaired	19,400	15,392
Not past due, impaired	—	260
Past due, impaired	20,385	10,725
Gross trade receivables	197,532	75,914

Schedule of movements on provision for impairment of trade receivables

	2025	2024
	£’000	£’000
Provision as of 1 July	10,985	16,259
Increase in provision recognized in profit or loss during the year	519	387
Unused amount reversed – cash received	(81)	(111)
Receivables written off during the year as uncollectible(1)	(584)	(12,228)
Receivables offset against contract liabilities - deferred revenue	9,546	6,665
Foreign exchange gains on retranslation recognized in profit or loss during the year	—	13
Provision as of 30 June	20,385	10,985
(1)	This balance includes receivables immediately written off as part of a contract variation signed with a commercial partner.

Schedule of contractual undiscounted cash flows including interest

	Less than 1	Between 1	Between 2
	year	and 2 years	and 5 years	Over 5 years
	£’000	£’000	£’000	£’000
Trade and other payables excluding social security and other taxes(1)	340,948	152,573	76,286	—
Borrowings	191,890	341,904	209,416	—
Lease liabilities	971	1,223	3,366	6,198
	533,809	495,700	289,068	6,198
Non-trading derivative financial instruments(2):
Cash outflow	2,833	2,208	789	—
At 30 June 2025	536,642	497,908	289,857	6,198

Trade and other payables excluding social security and other taxes(1)	225,657	113,748	81,937	—
Borrowings	57,665	27,665	567,432	—
Lease liabilities	1,619	1,277	2,930	6,698
	284,941	142,690	652,299	6,698
Non-trading derivative financial instruments(2):
Cash outflow	2,622	2,916	2,969	—
At 30 June 2024	287,563	145,606	655,268	6,698
(1)	Social security and other taxes are excluded from trade and other payables balance, as this analysis is required only for financial instruments.
(2)	Non-trading derivatives are included at their fair value at the reporting date.

Schedule of net borrowings being hedged at balance sheet date

	2025	2024
	$’000	$’000
USD borrowings	650,000	650,000
Hedged USD cash	(32,500)	(9,500)
Net USD debt	617,500	640,500
Hedged future USD revenues	(250,000)	(172,500)
Unhedged USD borrowings(1)	367,500	468,000
Closing exchange rate	1.3709	1.2643
(1)

A further portion of the profit and loss exposure (within net finance costs) on unhedged USD borrowings is naturally offset by the fair value of foreign exchange based embedded derivatives in host Commercial revenue contracts.

Schedule of movements on the hedging reserve

	Future US
	dollar	Interest		Total,		Total,
	revenues	rate swap	Other	before tax	Tax	after tax
	£’000	£’000	£’000	£’000	£’000	£’000
Balance at 1 July 2022	(1,163)	2,458	7,520	8,815	(7,865)	950
Exchange differences on hedged foreign exchange risks	1,004	—	1,084	2,088	—	2,088
Reclassified to profit or loss	287	—	(20)	267	—	267
Change in fair value	—	1,715	—	1,715	—	1,715
Tax relating to above	—	—	—	—	(1,018)	(1,018)
Movement recognized in other comprehensive income	1,291	1,715	1,064	4,070	(1,018)	3,052
Balance at 30 June 2023	128	4,173	8,584	12,885	(8,883)	4,002
Exchange differences on hedged foreign exchange risks	(880)	—	(3,602)	(4,482)	—	(4,482)
Reclassified to profit or loss	332	—	1,654	1,986	—	1,986
Change in fair value	—	(4,173)	—	(4,173)	—	(4,173)
Tax relating to above	—	—	—	—	1,667	1,667
Movement recognized in other comprehensive income	(548)	(4,173)	(1,948)	(6,669)	1,667	(5,002)
Balance at 30 June 2024	(420)	—	6,636	6,216	(7,216)	(1,000)
Exchange differences on hedged foreign exchange risks	1,069	—	(487)	582	—	582
Reclassified to profit or loss	347	—	702	1,049	—	1,049
Tax relating to above	—	—	—	—	(408)	(408)
Movement recognized in other comprehensive income	1,416	—	215	1,631	(408)	1,223
Reclassified	—	—	(7,525)	(7,525)	7,525	—
Balance at 30 June 2025	996	—	(674)	322	(99)	223

Schedule of hedging reserve

	At 30 June 2025	At 30 June 2024
	£’000	£’000
Cash flow hedge reserve	723	(1,882)
Cost of hedging reserve	(500)	882
Total hedging reserve	223	(1,000)